Leases (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Leases [Abstract]
Schedule of Lease Receivables Recognized

During the year ended December 31, 2020, the Company recognized lease receivables of $45,856, to reflect lease payments expected to be received over the term of the agreements and derecognized $30,000 in inventory related to the underlying asset.

Lease receivable	March 31, 2021	December 31, 2020
Balance, December 31, 2020	$42,856	$-
Additions	244,265	45,856
Interest on lease receivables	1,209	-
Receipt of payments	-	(3,000)
Balance, March 31, 2021	288,330	42,856
Current portion of lease receivables	(49,680)	(4,297)
Long term potion of lease receivables	$238,650	$38,559

During the year ended December 31, 2020, the Company recognized lease receivables of $45,856, to reflect lease payments expected to be received over the term of the agreements and derecognized $30,000 in inventory related to the underlying asset.

Lease receivable	December 31, 2020
Balance, January 1, 2020	$-
Additions	45,856
Receipt of payments	(3,000)
Balance, December 31, 2020	42,856
Current portion of lease receivable	(4,297)
Long term potion of lease receivable	$38,559

Schedule of Consolidated Balance Sheet for Lease

Right-of-use assets have been included within fixed assets, net and lease liabilities have been included in operating lease liability on the Company’s consolidated balance sheet.

Right-of-use assets	March 31, 2021	December 31, 2020
Cost	$302,581	$302,477
Accumulated depreciation	(80,683)	(53,158)
Total right-of-use assets	$221,898	$249,319

Lease liability	March 31, 2021	December 31, 2020
Current portion	$119,154	$125,864
Long-term portion	117,065	150,877
Total lease liability	$236,219	$276,741

Right-of-use assets have been included within fixed assets, net and lease liabilities have been included in operating lease liability on the Company’s consolidated balance sheet.

Right-of-use assets	December 31, 2020	December 31, 2019
Cost	$302,477	$178,202
Accumulated depreciation	(53,158)	(39,671)
Total right-of-use assets	$249,319	$138,531

Lease liability	December 31, 2020	December 31, 2019
Current portion	$125,864	$62,935
Long-term portion	150,877	74,225
Total lease liability	$276,741	$137,160

Schedule of Future Minimum Lease Payments

Future minimum lease payments to be paid by the Company as a lessee for operating leases as of March 31, 2021 for the next three years are as follows:

Operating lease commitments and lease liability	March 31, 2021
Remainder of 2021	$102,881
2022	125,273
2023	37,488
2024	1,748
Total future minimum lease payments	267,390
Discount	(31,171)
Total	236,219
Current portion of operating lease liabilities	(119,154)
Long-term portion of operating lease liabilities	$117,065

Future minimum lease payments to be paid by the Company as a lessee for operating leases as of December 31, 2020 for the next three years are as follows:

Operating lease commitments and lease liability	December 31, 2020
2021	$152,317
2022	124,565
2023	37,060
2024	1,736
Total future minimum lease payments	315,678
Discount	(38,937)
Total	276,741
Current portion of operating lease liabilities	(125,864)
Long-term portion of operating lease liabilities	$150,877